Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets
Note 5 – Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following:

	As of June 30, 2023	As of December 31, 2022
Prepaid insurance	$1,669,771	$968,721
Prepaid subscriptions	1,173,256	770,724
Other current assets	49,213	95,587

Total prepaid expenses and other current assets	$2,892,240	$1,835,032

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Prepaid Expenses and Other Current Assets
Note 6 – Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2022	2021
Prepaid insurance	$968,721	$1,202,946
Prepaid subscriptions	770,724	1,559,266
Other current assets	95,587	63,475

Total prepaid expenses and other current assets	$1,835,032	$2,825,687